Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
For Termination Benefits	$ 8,091,078	$ 17,432,824
Others	33,007,129	46,941,899
Total	$ 41,098,207	$ 64,374,723